SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Management fees paid to a company	$ 1,108,983	$ 1,513,940	$ 3,530,057	$ 4,456,440
Total	825,369	1,466,535	2,201,088	2,717,976
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	106,250	105,000	486,250	441,486
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	128,330	88,105	355,111	258,438
President and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	66,220	56,071	211,372	344,789
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ 300,800	$ 249,176	$ 1,052,733	$ 1,044,713